Equity-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
		Sep. 29, 2018		Sep. 30, 2017	Oct. 01, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		10 years
Restricted stock units granted, number of shares	[1]	5.0
Restricted stock units granted, unvested number of shares		9.0	[2]	9.0
Weighted average grant-date fair values of options granted		$ 28.01		$ 25.65	$ 30.93
Stock options exercised and RSUs vested, total intrinsic value		$ 585		$ 757	$ 981
Aggregate intrinsic values of stock options vested		684
Cash received from option exercises		210		276	259
Tax benefits realized from tax deductions associated with option exercises and RSU activity		159		$ 264	$ 342
Expected to Vest
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic values of stock options vested		$ 78
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum extension period of stock options after grant date		15 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ratable vesting term of stock options from grant date		4 years
Number of shares authorized to be awarded as grants		55.0
Unrecognized compensation costs		$ 122
Weighted-average period to recognize compensation costs		1 year 7 months
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ratable vesting term of stock options from grant date		4 years
Number of shares authorized to be awarded as grants		28.0
Unrecognized compensation costs		$ 455
Weighted-average period to recognize compensation costs		1 year 8 months
Performance Based Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ratable vesting term of stock options from grant date		3 years
Restricted stock units granted, number of shares		1.1
Restricted stock units granted, unvested number of shares		1.4

[1]	Includes 1.1 million Performance RSUs.
[2]	Includes 1.4 million Performance RSUs.